PROPERTY AND EQUIPMENT, NET - Schedule (Details) ¥ in Millions, $ in Millions	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Cost:
Property and equipment, gross	¥ 14,452		¥ 14,318
Less: Accumulated depreciation	8,279		7,727
Property and equipment net excluding construction in process	6,173		6,591
Construction in progress	230		193
Property and equipment, net	6,403	$ 883	6,784
Buildings
Cost:
Property and equipment, gross	843		843
Leasehold improvements
Cost:
Property and equipment, gross	10,998		10,952
Furniture, fixtures and equipment
Cost:
Property and equipment, gross	2,608		2,520
Motor vehicles
Cost:
Property and equipment, gross	¥ 3		¥ 3